Annual Total Returns (Vanguard Windsor II Fund - Investor Shares Retail) (Vanguard Windsor II Fund, Vanguard Windsor II Fund - Investor Shares)	12 Months Ended
Oct. 31, 2014
Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Annual Total Return
2014	11.16%
2013	30.69%
2012	16.72%
2011	2.70%
2010	10.62%
2009	27.05%
2008	(36.70%)
2007	2.23%
2006	18.25%
2005	7.01%